Total Equity (Tables)	12 Months Ended
Dec. 31, 2022
Total Equity
Schedule of classes of share capital

	2022	2021
Subordinate voting shares – January 1	23,116,830	25,427,736
Purchases for cancellation	(387,790)	(2,137,923)
Treasury shares acquired	(295,474)	(293,197)
Treasury shares reissued	142,969	120,214
Subordinate voting shares – December 31	22,576,535	23,116,830
Multiple voting shares – beginning and end of year	1,548,000	1,548,000
Interest in multiple and subordinate voting shares held through ownership interest in shareholder – beginning and end of year	(799,230)	(799,230)
Common stock effectively outstanding – December 31	23,325,305	23,865,600

Schedule of dividends paid

Date of declaration	Date of record	Date of payment	Dividend per share	Total cash payment
January 4, 2023	January 19, 2023	January 26, 2023	$10.00	$245.2
January 5, 2022	January 20, 2022	January 27, 2022	$10.00	$249.9
January 5, 2021	January 21, 2021	January 28, 2021	$10.00	$272.1

Schedule of preferred shares

The terms of the company’s cumulative five-year rate reset preferred shares at December 31, 2022 were as follows:

	Next possible
	redemption and	Number of				Liquidation		Fixed dividend	Floating
	conversion	shares	Carrying			preference per		rate per	dividend rate
	date(1)(2)	outstanding(3)	value(3)	Stated capital(3)		share		annum	per annum(4)
Series C	December 31, 2024	7,515,642	$170.8	Cdn $	187.9	Cdn $	25.00	4.71%	—
Series D	December 31, 2024	2,484,358	$56.4	Cdn $	62.1	Cdn $	25.00	—	7.28%
Series E	March 31, 2025	5,440,132	$124.5	Cdn $	136.0	Cdn $	25.00	3.18%	—
Series F	March 31, 2025	2,099,046	$48.1	Cdn $	52.5	Cdn $	25.00	—	6.29%
Series G	September 30, 2025	7,719,843	$182.1	Cdn $	193.0	Cdn $	25.00	2.96%	—
Series H	September 30, 2025	2,280,157	$53.8	Cdn $	57.0	Cdn $	25.00	—	6.69%
Series I	December 31, 2025	10,420,101	$250.5	Cdn $	260.5	Cdn $	25.00	3.33%	—
Series J	December 31, 2025	1,579,899	$38.0	Cdn $	39.5	Cdn $	25.00	—	6.98%
Series K	March 31, 2027	9,500,000	$231.7	Cdn $	237.5	Cdn $	25.00	4.67%	—
Series M	March 31, 2025	9,200,000	$179.6	Cdn $	230.0	Cdn $	25.00	5.00%	—
			$1,335.5	Cdn $	1,456.0
(1)	Fixed and floating rate cumulative preferred shares are redeemable by the company at each stated redemption date and on each subsequent five-year anniversary date at Cdn$25.00 per share.
(2)	Holders of Series C, Series E, Series G, Series I, Series K and Series M fixed rate cumulative preferred shares will have the option to convert their shares into Series D, Series F, Series H, Series J, Series L and Series N floating rate cumulative preferred shares respectively, at the specified conversion dates, and on each subsequent five-year anniversary date. Holders of Series D, Series F, Series H and Series J floating rate cumulative preferred shares will have the option to convert their shares into Series C, Series E, Series G and Series I fixed rate cumulative preferred shares respectively, at the specified conversion dates, and on each subsequent five-year anniversary date.
(3)	For each series of preferred shares, the number of shares outstanding, carrying value and stated capital remained unchanged during 2022 and 2021.
(4)	The Series D, Series F, Series H, and Series J preferred shares, and the Series L and Series N preferred shares (of which none are currently issued), have a floating dividend rate equal to the three-month Government of Canada treasury bill yield plus 3.15%, 2.16%, 2.56%, 2.85%, 3.51% and 3.98% respectively, with rate resets at the end of each calendar quarter.

Schedule of AOCI

	December 31, 2022			December 31, 2021

		Income tax	After-tax	Pre-tax	Income tax	After-tax
	Pre-tax amount	(expense) recovery	amount	amount	recovery	amount
Items that may be subsequently reclassified to net earnings
Foreign currency translation losses	(904.7)	34.4	(870.3)	(636.2)	24.6	(611.6)
Share of accumulated other comprehensive loss of associates, excluding net gains (losses) on defined benefit plans	(221.6)	17.6	(204.0)	(79.8)	0.4	(79.4)
	(1,126.3)	52.0	(1,074.3)	(716.0)	25.0	(691.0)
Items that will not be subsequently reclassified to net earnings
Net gains (losses) on defined benefit plans	43.8	(4.3)	39.5	(104.9)	27.5	(77.4)
Share of net gains (losses) on defined benefit plans of associates	10.7	(4.7)	6.0	(57.3)	5.5	(51.8)
Other	43.5	5.7	49.2	8.4	10.1	18.5
	98.0	(3.3)	94.7	(153.8)	43.1	(110.7)
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax	(1,028.3)	48.7	(979.6)	(869.8)	68.1	(801.7)

Schedule of income tax (expense) recovery included in other comprehensive income (loss)

	2022	2021
Income tax on items that may be subsequently reclassified to net earnings
Net unrealized foreign currency translation losses on foreign subsidiaries	10.0	5.2
Share of other comprehensive loss of associates, excluding net gains on defined benefit plans	18.1	12.7
	28.1	17.9
Income tax on items that will not be subsequently reclassified to net earnings
Net gains on defined benefit plans	(32.2)	(27.4)
Share of net gains on defined benefit plans of associates	(10.2)	(12.8)
	(42.4)	(40.2)
Total income tax expense included in other comprehensive income (loss)	(14.3)	(22.3)

Schedule of non-controlling interests

						Net earnings (loss)
						attributable to non-
		December 31, 2022		December 31, 2021		controlling interests
	Domicile	Voting	Carrying	Voting	Carrying
		percentage(7)	value	percentage(7)	value	2022	2021
Insurance and reinsurance companies(1)
Allied World(2)	Bermuda	17.1%	761.1	29.1%	1,419.6	(5.6)	117.8
Brit(3)	United Kingdom	13.8%	658.8	13.8%	559.3	(23.2)	14.0
Odyssey Group(4)	United States	9.99%	499.2	9.99%	550.0	19.6	—
All other(5)	—	—	50.1	—	402.5	12.0	89.4
			1,969.2		2,931.4	2.8	221.2
Non-insurance companies
Restaurants and retail(6)(7)	—	—	208.1	—	494.3	32.7	11.8
Fairfax India(7)(8)	Canada	5.6%	1,080.2	6.1%	1,133.1	114.2	72.7
Thomas Cook India	India	26.7%	61.3	33.2%	56.3	1.1	(16.8)
Other	—	—	340.8	—	315.1	(11.2)	(23.4)
			1,690.4		1,998.8	136.8	44.3
			3,659.6		4,930.2	139.6	265.5
(1)	Includes property and casualty insurance and reinsurance companies, Life insurance and Run-off, and Corporate and other.
(2)	On September 27, 2022 the company increased its ownership interest in Allied World to 82.9% from 70.9% for total consideration of $733.5, inclusive of the fair value of a call option exercised and an accrued dividend paid, and recorded a loss in retained earnings of $228.1 in net changes in capitalization in the consolidated statement of changes in equity. The decrease in carrying value of Allied World’s non-controlling interests primarily reflected the company’s increased ownership interest in Allied World, dividends paid and the non-controlling interests’ share of Allied World’s net loss. On April 28, 2022 Allied World paid a dividend of $126.4 (April 28, 2021 - $126.4) to its minority shareholders. The company has the option to purchase the remaining interests of the minority shareholders in Allied World at certain dates until September 2024.
(3)	The increase in carrying value of Brit’s non-controlling interests during 2022 primarily related to a third party investment of $152.0 in Brit’s subsidiary Ki Insurance, partially offset by dividends paid to minority shareholders and non-controlling interests’ share of Brit’s net loss. The company has the option to purchase the interests of the minority shareholders in Brit at certain dates commencing in October 2023.
(4)	The decrease in carrying value of Odyssey Group’s non-controlling interests during 2022 primarily related to dividends paid to minority shareholders, partially offset by non-controlling interests’ share of Odyssey Group’s net earnings. The company has the option to purchase the interests of the minority shareholders in Odyssey Group at certain dates commencing in January 2025.
(5)	The decrease in carrying value of All Other non-controlling interests primarily reflected the company’s purchase of certain securities held through the company’s investment in AVLNs entered with RiverStone Barbados as described in note 7. The remaining carrying value at December 31, 2022 principally related to Fairfax Asia.
(6)	The decrease in carrying value of Restaurants and retail’s non-controlling interests in 2022 principally related to the privatization of Recipe as described in note 23.
(7)	At December 31, 2022 Fairfax India’s non-controlling interest economic ownership percentage was 65.3% (December 31, 2021 - 69.9)% which differed from its non-controlling interest voting percentage of 5.6% (December 31, 2021 - 6.1)%. On February 15, 2022 the company had acquired an additional 5,416,000 subordinate voting shares of Fairfax India from non-controlling interests, which was recorded in net changes in capitalization in the consolidated statement of changes in equity. At December 31, 2021 Recipe’s non-controlling interest economic ownership percentage was 61.5% which differed from its non-controlling interest voting percentage of 39.0%.
(8)	The decrease in carrying value of Fairfax India’s non-controlling interests during 2022 primarily reflected the non-controlling interests’ share of Fairfax India’s net unrealized foreign currency translation losses (weakening of the Indian rupee relative to the U.S. dollar), share repurchases by Fairfax India, and the acquisition by the company of additional subordinate voting shares of Fairfax India from non-controlling interests as described above in footnote (7), partially offset by non-controlling interests’ share of Fairfax India’s net earnings.

Schedule of capitalization

	2022		2021
	Common	Non-	Common	Non-
	shareholders’	controlling	shareholders’	controlling
	equity	interests	equity	interests
Privatization of Recipe	(66.1)	(276.2)	—	—
Acquisition of non-controlling interests in Allied World	(228.1)	(466.9)	—	—
Purchase of certain securities held through AVLNs entered with RiverStone Barbados (note 7)	14.1	(356.2)	0.3	(113.6)
Third party’s investment in Brit’s subsidiary Ki Insurance	—	152.0	—	124.0
Fairfax India share repurchases	(9.9)	(90.7)	(12.5)	(114.3)
Sale of non-controlling interests in Odyssey Group	—	—	429.1	550.0
Sale of non-controlling interests in Brit	—	—	115.4	296.7
Initial public offerings and related capital transactions at Farmers Edge and Boat Rocker	—	—	(3.1)	242.6
Fairfax India’s sale of an equity interest in Anchorage (note 6)	—	—	21.8	107.4
Other	116.4	(32.9)	1.9	134.1
As presented in net changes in capitalization in the consolidated statement of changes in equity	(173.6)	(1,070.9)	552.9	1,226.9